Related party balances and transactions (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 Guangzhou Zhongda Holding Limited [Member] USD ($)	Jun. 30, 2013 Guangzhou Zhongda Holding Limited [Member] CNY	Jun. 30, 2012 Guangzhou Zhongda Holding Limited [Member] CNY
Related party payable	$ 5,702	34,998	0	$ 5,702	34,998	0